TAXES ON INCOME (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	26.50%
Operating Loss Carryforwards	$ 3,062,627
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent		25.00%
Maximum [Member]
Valuation Allowance [Line Items]
Operating Loss Carry forwards Expiration Period	2034
Minimum [Member]
Valuation Allowance [Line Items]
Operating Loss Carry forwards Expiration Period	2031
Domestic Tax Authority [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards	$ 7,079,977